Information Concerning the Group's Consolidated Operations - Details of Financial Income and Expenses (Detail) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2024	Jun. 30, 2023	[2]
Finance income expense [abstract]
Income from cash, cash equivalents and financial assets	$ 2,771	$ 761	[1]	$ 4,687	$ 1,441
Foreign exchange gains	2,230	9,216	[1]	5,754	9,248
Gain on fair vaue measurment	3,395	531	[1]	18,966	593
Other financial income		(67)			(67)
Financial income	8,395	10,440	[1],[3]	29,407	11,215	[4]
Interest on financial liabilities	(1,170)	(573)	[1]	(2,270)	(690)
Foreign exchange loss	(1,704)	(1,289)	[1]	(3,031)	(2,278)
Loss on fair value measurement	(13,110)	(13,595)	[1]	(4,730)	(16,931)
Interest on lease liabilities	(663)	(774)	[1]	(1,352)	(1,561)
Other financial expenses		(53)	[1]		(1)
Total financial expenses	(16,646)	(16,284)	[1],[3]	(11,384)	(21,461)	[4]
Net Financial gain (loss)	$ (8,251)	$ (5,844)	[1],[3]	$ 18,023	$ (10,246)	[4]

[1]	These amounts reflect Calyxt's adjustments as presented in our 2023 20F (Note 3)
[2]	These amounts reflect Calyxt's adjustments as presented in our 2023 20F (Note 3)
[3]	These amounts reflect Calyxt's adjustments as presented in Cellectis 2023 20F (Note 3)
[4]	These amounts reflect Calyxt's adjustments as presented in Cellectis 2023 20F (Note 3)